Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,197,000)	$ (4,992,000)	$ (11,017,000)	$ (12,257,000)
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Stock-based compensation	362,000	477,000	961,000	335,000
Depreciation	25,023	34,954	58,000	42,000
Capital loss from sale of property and equipment				(1,000)
Interest related to convertible promissory notes and loan facility	730,000	758,000	1,506,000	4,179,000
Common stock issued for legal and other services	433,000
Changes in operating assets and liabilities:
Accounts receivable	615,000	1,298,000	770,000	(2,673,000)
Other accounts receivable and prepaid expenses	187,000	(110,000)	(303,000)	161,000
Accounts payable	(164,000)	(1,439,000)	(729,000)	1,466,000
Deferred revenue	17,000	155,000	497,000	250,000
Accrued and other current liabilities	(3,000)	(285,000)	98,000	1,503,000
Net cash flows used in operating activities	(2,995,000)	(4,103,000)	(8,157,000)	(6,995,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of property and equipment				3,000
Purchases of property and equipment	(8,000)	(44,000)	(62,000)	(89,000)
Net cash flows used in by investing activities	(8,000)	(44,000)	(62,000)	(86,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party loans	451,000	500,000	1,195,000	2,385,000
Payments as part of related party loans	(770,000)	(300,000)	(910,000)	(1,000,000)
Proceeds from Convertible Promissory Notes, net				2,395,000
Issuance of Series B-1 preferred stock		3,000,000	3,000,000	3,000,000
Issuance of Series CF preferred stock	2,798,000		4,352,000
Issuance of Series CF preferred stock fundraising fees	(46,000)		(97,000)
Issuance of Series C preferred stock	3,000,000
Issuance of Series C preferred stock fundraising fees	(254,000)
Net cash flows provided by financing activities	5,179,000	3,200,000	7,540,000	6,780,000
Effect of exchange rate on cash	(57,000)	(10,000)	(32,000)	(4,000)
Change in cash, cash equivalents and restricted cash	2,119,000	(957,000)	(711,000)	(306,000)
Cash, cash equivalents, and restricted cash beginning of period	726,000	1,437,000	1,437,000	1,743,000
Cash, cash equivalents, and restricted cash end of period	2,845,000	480,000	726,000	1,437,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes, net	$ 58,000	$ 25,000	$ 48,000	36,000
Conversion of related party loans to Convertible Promissory Notes				1,450,000
Conversion of Convertible Promissory Notes into B-1, B-2, B-3 Preferred Stocks				40,527,000
Conversion of Loan Facility to convertible B-1 Preferred Stocks				$ 3,153,000